CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses | $		$ 1,104		$ 1,933
Ordinary shares, par value per share | ₪ / shares	₪ 0.2		₪ 0.2
Ordinary shares, shares authorized		90,000,000		90,000,000
Ordinary shares, shares issued		56,539,237		55,559,638
Ordinary shares, shares outstanding		56,539,237		55,559,638